                                [NATIONWIDE LOGO]





                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-6

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2002




                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


APO-3232-6/02


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                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                     [PHOTO]



                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-6.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                August 15, 2002

                                        3



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                                       4

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-6

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2002
                                   (UNAUDITED)


ASSETS:

  Investments at fair value:

     Evergreen VT - Evergreen VA Blue Chip Fund (EvBlCh)
       788,726 shares (cost $6,320,452) ........................................................       $   5,197,706

     Evergreen VT - Evergreen VA Capital Growth Fund (EvCapG)
       892,799 shares (cost $13,014,607) .......................................................          11,079,636

     Evergreen VT - Evergreen VA Equity Index Fund (EvEqIx)
       2,045,575 shares (cost $21,956,328) .....................................................          15,914,576

     Evergreen VT - Evergreen VA Foundation Fund (EvFound)
       7,913,187 shares (cost $116,441,109) ....................................................          96,066,095

     Evergreen VT - Evergreen VA Fund (EvFund)
       2,422,977 shares (cost $38,544,995) .....................................................          25,586,642

     Evergreen VT - Evergreen VA Global Leaders Fund (EvGloLead)
       1,829,757 shares (cost $25,661,326) .....................................................          21,426,455

     Evergreen VT - Evergreen VA Growth and Income Fund (EvGrInc)
       3,697,109 shares (cost $59,402,945) .....................................................          49,467,315

     Evergreen VT - Evergreen VA International Growth Fund (EvIntGr)
       700,258 shares (cost $79,331,548) .......................................................           6,932,550

     Evergreen VT - Evergreen VA Masters Fund (EvMasters)
       3,361,029 shares (cost $38,400,636) .....................................................          26,115,195

     Evergreen VT - Evergreen VA Omega Fund (EvOmega)
       4,344,947 shares (cost $87,684,129) .....................................................          52,878,010

     Evergreen VT - Evergreen VA Small Cap Value Fund (EvSmCapV)
       1,582,670 shares (cost $18,564,296) .....................................................          21,144,473

     Evergreen VT - Evergreen VA Special Equity Fund (EvSpEq)
       240,789 shares (cost $2,336,118) ........................................................           2,044,299

     Evergreen VT - Evergreen VA Strategic Income Fund (EvStratInc)
       2,205,771 shares (cost $21,758,962) .....................................................          21,285,692

     Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
       131,742 shares (cost $1,312,366) ........................................................             721,944

     Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       93,347 shares (cost $1,873,011) .........................................................           1,253,652

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       148,723 shares (cost $2,315,831) ........................................................           1,903,649


     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
        149,015 shares (cost $3,637,148) .......................................................           2,951,988

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
        126,763 shares (cost $2,532,973) .......................................................           1,647,923

     Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
        72,532 shares (cost $857,634) ..........................................................             860,234

     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
        16,747,523 shares (cost $16,747,523) ...................................................          16,747,523
                                                                                                       -------------
          Total investments ....................................................................         381,225,558

   Accounts receivable .........................................................................                   -
                                                                                                       -------------
          Total assets .........................................................................         381,225,558
ACCOUNTS PAYABLE ...............................................................................               4,990
                                                                                                       -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ................................................................      $ 381,220,568
                                                                                                       =============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30,2002
(UNAUDITED)


                                                       TOTAL           EvBICh        EvCapG         EvEqIx         EvFound
                                                   ------------       --------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $    586,156              -         37,063              -          9,208
  Mortality and expense risk charges (note 2) ...    (2,805,915)       (37,852)       (73,181)      (121,619)      (734,312)
                                                   ------------       --------     ----------     ----------     ----------
    Net investment activity .....................    (2,219,759)       (37,852)       (36,118)      (121,619)      (725,104)
                                                   ------------       --------     ----------     ----------     ----------

  Proceeds from mutual funds shares sold ........    33,380,325        211,500        190,617        965,327      9,106,453
  Cost of mutual fund shares sold ...............   (37,077,341)      (293,104)      (226,517)    (1,235,197)    (9,655,920)
                                                   ------------       --------     ----------     ----------     ----------
    Realized gain (loss) on investments .........    (3,697,016)       (81,604)       (35,900)      (269,870)      (549,467)
  Change in unrealized gain (loss)
    on investments ..............................   (31,060,474)      (577,090)    (1,290,431)    (2,169,324)    (6,930,229)
                                                   ------------       --------     ----------     ----------     ----------
    Net gain (loss) on investments ..............   (34,757,490)      (658,694)    (1,326,331)    (2,439,194)    (7,479,696)
                                                   ------------       --------     ----------     ----------     ----------
  Reinvested capital gains ......................       188,567              -         41,460              -              -
                                                   ------------       --------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $(36,788,682)      (696,546)    (1,320,989)    (2,560,813)    (8,204,800)
                                                   ============       ========     ==========     ==========     ==========


                                                     EvFund       EvGloLead       EvGrInc
                                                   ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     162,170              -          9,304
  Mortality and expense risk charges (note 2) ...    (206,124)      (161,406)      (379,825)
                                                   ----------     ----------     ----------
    Net investment activity .....................     (43,954)      (161,406)      (370,521)
                                                   ----------     ----------     ----------

  Proceeds from mutual funds shares sold ........   2,732,086      1,845,988      4,319,015
  Cost of mutual fund shares sold ...............  (3,834,650)    (1,866,658)    (4,622,015)
                                                   ----------     ----------     ----------
    Realized gain (loss) on investments .........  (1,102,564)       (20,670)      (303,000)
  Change in unrealized gain (loss)
    on investments ..............................  (3,253,714)    (1,298,486)    (2,681,099)
                                                   ----------     ----------     ----------
    Net gain (loss) on investments ..............  (4,356,278)    (1,319,156)    (2,984,099)
                                                   ----------     ----------     ----------
  Reinvested capital gains ......................           -              -          2,714
                                                   ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  (4,400,232)    (1,480,562)    (3,351,906)
                                                   ==========     ==========     ==========


                                                     EvIntGr       EvMasters    EvOmega         EvSmCapV       EvSpEq
                                                   -----------    ----------   -----------      --------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $         -        14,551             -             -             -
  Mortality and expense risk charges (note 2) ...      (39,395)     (186,920)     (413,211)     (114,954)      (13,704)
                                                   -----------    ----------   -----------       -------      --------
    Net investment activity .....................      (39,395)     (172,369)     (413,211)     (114,954)      (13,704)
                                                   -----------    ----------   -----------       -------      --------

  Proceeds from mutual funds shares sold ........      571,573     2,315,298     3,811,301       317,436        42,042
  Cost of mutual fund shares sold ...............     (590,245)   (2,694,279)   (4,494,632)     (218,166)      (53,366)
                                                   -----------    ----------   -----------       -------      --------
    Realized gain (loss) on investments .........      (18,672)     (378,981)     (683,331)       99,270       (11,324)
  Change in unrealized gain (loss)
    on investments ..............................      385,881    (4,995,189)   (9,596,142)      738,479      (275,228)
                                                   -----------    ----------   -----------       -------      --------
    Net gain (loss) on investments ..............      367,209    (5,374,170)  (10,279,473)      837,749      (286,552)
                                                   -----------    ----------   -----------       -------      --------
  Reinvested capital gains ......................            -             -             -       143,552             -
                                                   -----------    ----------   -----------       -------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   327,814    (5,546,539)  (10,692,684)      866,347      (300,256)
                                                   ===========    ==========   ===========       =======      ========


                                                   EvStratInc      FidVIPHI      FidVIPOv
                                                   ----------      --------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     11,322        83,496         9,918
  Mortality and expense risk charges (note 2) ...   (131,393)       (5,412)       (9,141)
                                                   ---------       -------       -------
    Net investment activity .....................   (120,071)       78,084           777
                                                   ---------       -------       -------

  Proceeds from mutual funds shares sold ........    704,525        55,510       216,182
  Cost of mutual fund shares sold ...............   (794,880)     (116,793)     (313,594)
                                                   ---------       -------       -------
    Realized gain (loss) on investments .........    (90,355)      (61,283)      (97,412)
  Change in unrealized gain (loss)
    on investments ..............................  1,350,941       (55,161)       53,868
                                                   ---------       -------       -------
    Net gain (loss) on investments ..............  1,260,586      (116,444)      (43,544)
                                                   ---------       -------       -------
  Reinvested capital gains ......................          -             -             -
                                                   ---------       -------       -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  1,140,515       (38,360)      (42,767)
                                                   =========       =======       =======

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                     FidVIPAM       FidVIPCon    FidVIPGrOp      GVITGvtBd    GVITMyMkt
                                                    ----------      ---------    ----------      ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   76,938        25,017        18,390        19,030       109,749
  Mortality and expense risk charges (note 2) ...      (14,223)      (21,717)      (12,668)       (5,563)     (123,295)
                                                    ----------      --------      --------      --------    ----------
    Net investment activity .....................       62,715         3,300         5,722        13,467       (13,546)
                                                    ----------      --------      --------      --------    ----------

  Proceeds from mutual funds shares sold ........      119,340       342,507       115,310       325,644     5,072,671
  Cost of mutual fund shares sold ...............     (152,524)     (363,616)     (158,242)     (320,272)   (5,072,671)
                                                    ----------      --------      --------      --------    ----------
    Realized gain (loss) on investments .........      (33,184)      (21,109)      (42,932)        5,372             -
  Change in unrealized gain (loss)
    on investments ..............................     (219,553)      (24,535)     (233,440)        9,978             -
                                                    ----------      --------      --------      --------    ----------
    Net gain (loss) on investments ..............     (252,737)      (45,644)     (276,372)       15,350             -
                                                    ----------      --------      --------      --------    ----------
  Reinvested capital gains ......................            -             -             -           841             -
                                                    ----------      --------      --------      --------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (190,022)      (42,344)     (270,650)       29,658       (13,546)
                                                    ==========      ========      ========      ========    ==========


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                 Total                              EvBICh
                                                    ------------------------------        --------------------------
                                                         2002             2001               2002             2001
                                                    -------------      -----------        ---------        ---------
INVESTMENT ACTIVITY:
  Net investment income .........................   $  (2,219,759)      (2,479,832)         (37,852)         (22,306)
  Realized gain (loss) on investments ...........      (3,697,016)       1,881,279          (81,604)         (30,764)
  Change in unrealized gain (loss)
    on investments ..............................     (31,060,474)     (38,603,331)        (577,090)        (300,737)
  Reinvested capital gains ......................         188,567        1,847,112                -                -
                                                    -------------      -----------        ---------        ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................     (36,788,682)     (37,354,772)        (696,546)        (353,807)
                                                    -------------      -----------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      14,783,289       44,588,788          721,286        2,731,929
  Transfers between funds .......................               -                -           26,215          225,175
  Redemptions ...................................     (26,297,900)     (21,227,761)        (191,900)         (83,068)
  Annuity benefits ..............................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ....................................               -                -                -                -
  Contingent deferred sales charges
    (note 2) ....................................        (514,406)        (566,862)          (3,177)          (3,513)
  Adjustments to maintain reserves ..............          (2,925)          25,768             (145)             (23)
                                                    -------------      -----------        ---------        ---------
      Net equity transactions ...................     (12,031,942)      22,819,933          552,279        2,870,500
                                                    -------------      -----------        ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (48,820,624)     (14,534,839)        (144,267)       2,516,693
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     430,041,192      475,865,956        5,341,833        1,706,142
                                                    -------------      -----------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD               $ 381,220,568      461,331,117        5,197,566        4,222,835
                                                    =============      ===========        =========        =========


CHANGES IN UNITS:
  Beginning units ...............................      32,853,293       31,038,406          718,594          188,700
                                                    -------------      -----------        ---------        ---------
  Units purchased ...............................       1,964,115        5,387,360           91,842          382,131
  Units redeemed ................................      (2,775,239)      (3,293,039)         (15,579)         (38,645)
                                                    -------------      -----------        ---------        ---------
  Ending units ..................................      32,042,169       33,132,727          794,857          532,186
                                                    =============      ===========        =========        =========


                                                               EvCapG                            EvEqIx
                                                    ---------------------------       ---------------------------
                                                       2002             2001             2002             2001
                                                    ----------        ---------       ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income .........................      (36,118)          (6,438)        (121,619)        (129,963)
  Realized gain (loss) on investments ...........      (35,900)         (10,342)        (269,870)         (66,848)
  Change in unrealized gain (loss)
    on investments ..............................   (1,290,431)        (340,570)      (2,169,324)      (1,259,117)
  Reinvested capital gains ......................       41,460           46,255                -                -
                                                    ----------        ---------       ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................   (1,320,989)        (311,095)      (2,560,813)      (1,455,928)
                                                    ----------        ---------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    1,919,466        2,660,620        1,253,175        2,783,484
  Transfers between funds .......................    1,410,961        2,710,746          (74,455)        (100,719)
  Redemptions ...................................     (348,266)        (128,475)        (870,626)        (871,453)
  Annuity benefits ..............................            -                -                -                -
  Annual contract maintenance charges
    (note 2) ....................................            -                -                -                -
  Contingent deferred sales charges
    (note 2) ....................................       (8,653)          (1,583)         (17,368)         (24,907)
  Adjustments to maintain reserves ..............         (280)            (164)            (138)              33
                                                    ----------        ---------       ----------       ----------
      Net equity transactions ...................    2,973,228        5,241,144          290,588        1,786,438
                                                    ----------        ---------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    1,652,239        4,930,049       (2,270,225)         330,510
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................    9,427,140        1,247,727       18,184,469       18,427,457
                                                    ----------        ---------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD               11,079,379        6,177,776       15,914,244       18,757,967
                                                    ==========        =========       ==========       ==========


CHANGES IN UNITS:
  Beginning units ...............................    1,010,266          114,757        2,053,891        1,806,401
                                                    ----------        ---------       ----------       ----------
  Units purchased ...............................      364,001          561,110           47,077          366,458
  Units redeemed ................................      (31,480)         (56,066)         (14,154)        (188,112)
                                                    ----------        ---------       ----------       ----------
  Ending units ..................................    1,342,787          619,801        2,086,814        1,984,747
                                                    ==========        =========       ==========       ==========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      EvFound                             EvFund
                                          ------------------------------       ---------------------------
                                                2002             2001             2002             2001
                                          -------------      -----------       ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (725,104)        (892,133)         (43,954)        (293,375)
  Realized gain (loss) on investments .        (549,467)       1,178,089       (1,102,564)        (350,335)
  Change in unrealized gain (loss)
    on investments ....................      (6,930,229)     (11,613,824)      (3,253,714)      (5,660,103)
  Reinvested capital gains ............               -                -                -                -
                                          -------------      -----------       ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (8,204,800)     (11,327,868)      (4,400,232)      (6,303,813)
                                          -------------      -----------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       1,993,403        9,764,026          188,813        1,265,730
  Transfers between funds .............      (3,826,308)      (3,398,002)        (863,773)      (1,702,367)
  Redemptions .........................      (6,313,821)      (6,111,741)      (1,732,597)      (2,230,991)
  Annuity benefits ....................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................               -                -                -                -
  Contingent deferred sales charges
    (note 2) ..........................        (136,571)        (154,974)         (38,874)         (58,337)
  Adjustments to maintain reserves ....            (701)           2,055             (236)          (1,204)
                                          -------------      -----------       ----------       ----------
      Net equity transactions .........      (8,283,998)         101,364       (2,446,667)      (2,727,169)
                                          -------------      -----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     (16,488,798)     (11,226,504)      (6,846,899)      (9,030,982)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     112,556,069      135,132,196       32,432,537       47,282,782
                                          -------------      -----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  96,067,271      123,905,692       25,585,638       38,251,800
                                          =============      ===========       ==========       ==========


CHANGES IN UNITS:
  Beginning units .....................       7,795,417        8,436,663        2,360,554        2,787,337
                                          -------------      -----------       ----------       ----------
  Units purchased .....................         145,389          716,706           14,854          108,847
  Units redeemed ......................        (739,573)        (722,788)        (204,262)        (292,886)
                                          -------------      -----------       ----------       ----------
  Ending units ........................       7,201,233        8,430,581        2,171,146        2,603,298
                                          =============      ===========       ==========       ==========


                                                   EvGloLead                          EvGrInc
                                          ---------------------------       ---------------------------
                                             2002             2001             2002             2001
                                          ----------       ----------       ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income ...............     (161,406)        (197,079)        (370,521)        (482,021)
  Realized gain (loss) on investments .      (20,670)         168,411         (303,000)         973,502
  Change in unrealized gain (loss)
    on investments ....................   (1,298,486)      (3,218,256)      (2,681,099)      (6,441,522)
  Reinvested capital gains ............            -                -            2,714          843,745
                                          ----------       ----------       ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   (1,480,562)      (3,246,924)      (3,351,906)      (5,106,296)
                                          ----------       ----------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      354,484        1,985,408          769,961        2,229,233
  Transfers between funds .............     (898,535)        (575,832)      (1,167,271)      (2,212,328)
  Redemptions .........................   (1,058,220)      (1,161,683)      (3,199,663)      (3,375,517)
  Annuity benefits ....................            -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................            -                -                -                -
  Contingent deferred sales charges
    (note 2) ..........................      (25,236)         (34,380)         (58,661)         (76,587)
  Adjustments to maintain reserves ....         (164)            (361)            (350)          (1,461)
                                          ----------       ----------       ----------       ----------
      Net equity transactions .........   (1,627,671)         213,152       (3,655,984)      (3,436,660)
                                          ----------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .   (3,108,233)      (3,033,772)      (7,007,890)      (8,542,956)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   24,533,920       29,941,211       56,473,406       74,618,808
                                          ----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   21,425,687       26,907,439       49,465,516       66,075,852
                                          ==========       ==========       ==========       ==========


CHANGES IN UNITS:
  Beginning units .....................    2,059,019        2,144,821        3,517,468        4,024,797
                                          ----------       ----------       ----------       ----------
  Units purchased .....................       31,003          182,835           48,798          169,383
  Units redeemed ......................     (171,138)        (170,861)        (276,763)        (373,740)
                                          ----------       ----------       ----------       ----------
  Ending units ........................    1,918,884        2,156,795        3,289,503        3,820,440
                                          ==========       ==========       ==========       ==========




                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     EvIntGr                     EvMasters                      EvOmega
                                          --------------------------     -------------------------     -------------------------
                                              2002            2001           2002          2001           2002           2001
                                          -----------      ---------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (39,395)       (31,279)      (172,369)      (223,416)      (413,211)      (500,837)
  Realized gain (loss) on investments .       (18,672)        32,256       (378,981)         3,001       (683,331)       293,740
  Change in unrealized gain (loss)
    on investments ....................       385,881     (1,138,208)    (4,995,189)    (2,635,941)    (9,596,142)    (5,854,990)
  Reinvested capital gains ............             -        118,532              -         78,340              -              -
                                          -----------      ---------     ----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       327,814     (1,018,699)    (5,546,539)    (2,778,016)   (10,692,684)    (6,062,087)
                                          -----------      ---------     ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       147,251        786,927        531,857      5,135,330      2,062,595     10,736,613
  Transfers between funds .............       179,818       (180,875)      (971,705)      (226,716)    (1,507,841)    (1,762,405)
  Redemptions .........................      (360,049)      (176,910)    (1,473,320)    (1,042,841)    (3,214,493)    (2,461,544)
  Annuity benefits ....................             -              -              -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................        (9,940)        (4,951)       (37,149)       (26,393)       (76,197)       (74,450)
  Adjustments to maintain reserves ....           (15)         9,389           (180)          (360)          (300)        (1,422)
                                          -----------      ---------     ----------     ----------     ----------     ----------
      Net equity transactions .........       (42,935)       433,580     (1,950,497)     3,839,020     (2,736,236)     6,436,792
                                          -----------      ---------     ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       284,879       (585,119)    (7,497,036)     1,061,004    (13,428,920)       374,705
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     6,646,901      7,983,511     33,611,346     37,074,027     66,304,656     74,374,925
                                          -----------      ---------     ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 6,931,780      7,398,392     26,114,310     38,135,031     52,875,736     74,749,630
                                          ===========      =========     ==========     ==========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................      586,469        577,451       2,944,850      2,665,779      4,655,745      4,382,536
                                          -----------      ---------     ----------     ----------     ----------     ----------
  Units purchased .....................       56,478         88,820          59,685        510,332        170,065        819,644
  Units redeemed ......................      (62,173)       (52,431)       (274,379)      (180,299)      (389,366)      (417,123)
                                          -----------      ---------     ----------     ----------     ----------     ----------
  Ending units ........................      580,774        613,840       2,730,156      2,995,812      4,436,444      4,785,057
                                          ===========      =========     ==========     ==========     ==========     ==========


                                                  EvSmCapV
                                          -------------------------
                                              2002           2001
                                          ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............     (114,954)       (62,273)
  Realized gain (loss) on investments .       99,270        138,664
  Change in unrealized gain (loss)
    on investments ....................      738,479      1,072,461
  Reinvested capital gains ............      143,552        426,844
                                          ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      866,347      1,575,696
                                          ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................    2,013,510      1,069,824
  Transfers between funds .............    3,805,240        836,942
  Redemptions .........................     (565,051)      (224,605)
  Annuity benefits ....................            -              -
  Annual contract maintenance charges
    (note 2) ..........................            -              -
  Contingent deferred sales charges
    (note 2) ..........................      (11,782)        (6,902)
  Adjustments to maintain reserves ....          326         18,371
                                          ----------     ----------
      Net equity transactions .........    5,242,243      1,693,630
                                          ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    6,108,590      3,269,326
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   15,038,737      9,155,159
                                          ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   21,147,327     12,424,485
                                          ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................      915,028        646,227
                                          ----------     ----------
  Units purchased .....................      360,103        206,686
  Units redeemed ......................      (29,282)       (78,591)
                                          ----------     ----------
  Ending units ........................    1,245,849        774,322
                                          ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                              EvSpEq                     EvStratInc
                                                    -------------------------     -------------------------
                                                       2002            2001          2002           2001
                                                    ----------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ........................      $(13,704)        (7,097)      (120,071)      (117,965)
  Realized gain (loss) on investments ..........       (11,324)       (15,609)       (90,355)      (239,002)
  Change in unrealized gain (loss)
    on investments .............................      (275,228)       (19,714)     1,350,941        427,581
  Reinvested capital gains .....................             -              -              -              -
                                                    ----------      ---------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................      (300,256)       (42,420)     1,140,515         70,614
                                                    ----------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................       373,607        826,535      1,330,094        922,783
  Transfers between funds ......................       239,301         52,447      2,257,477       (504,778)
  Redemptions ..................................       (81,846)        (9,499)      (830,968)      (843,806)
  Annuity benefits .............................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ...................................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ...................................        (2,545)          (308)       (17,482)       (21,646)
  Adjustments to maintain reserves .............          (179)            55             47            (31)
                                                    ----------      ---------     ----------     ----------
      Net equity transactions ..................       528,338        869,230      2,739,168       (447,478)
                                                    ----------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       228,082        826,810      3,879,683       (376,864)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     1,816,224        552,513     17,405,997     16,731,440
                                                    ----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    $2,044,306      1,379,323     21,285,680     16,354,576
                                                    ==========      =========     ==========     ==========


CHANGES IN UNITS:
  Beginning units ..............................       225,039         62,023      1,558,811      1,568,980
                                                    ----------      ---------     ----------     ----------
  Units purchased ..............................        75,871        115,630        280,681        174,878
  Units redeemed ...............................        (7,996)       (10,369)       (44,430)      (216,351)
                                                    ----------      ---------     ----------     ----------
  Ending units .................................       292,914        167,284      1,795,062      1,527,507
                                                    ==========      =========     ==========     ==========


                                                           FidVIPHI                     FidVIPOv
                                                    ----------------------      ------------------------
                                                      2002          2001          2002            2001
                                                    -------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ........................     78,084        130,070            777        110,216
  Realized gain (loss) on investments ..........    (61,283)      (143,481)       (97,412)       (37,044)
  Change in unrealized gain (loss)
    on investments .............................    (55,161)       (75,426)        53,868       (603,250)
  Reinvested capital gains .....................          -              -              -        202,438
                                                    -------        -------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................    (38,360)       (88,837)       (42,767)      (327,640)
                                                    -------        -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................      1,980          3,566            450          4,927
  Transfers between funds ......................    (16,251)        (3,860)       (65,195)      (236,812)
  Redemptions ..................................    (34,460)       (78,178)       (69,919)       (67,342)
  Annuity benefits .............................          -              -              -              -
  Annual contract maintenance charges
    (note 2) ...................................          -              -              -              -
  Contingent deferred sales charges
    (note 2) ...................................        (85)        (1,244)        (1,245)          (645)
  Adjustments to maintain reserves .............        (11)           (20)          (211)          (145)
                                                    -------        -------      ---------      ---------
      Net equity transactions ..................    (48,827)       (79,736)      (136,120)      (300,017)
                                                    -------        -------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (87,187)      (168,573)      (178,887)      (627,657)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    809,098      1,164,441      1,432,262      2,807,621
                                                    -------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    721,911        995,868      1,253,375      2,179,964
                                                    =======        =======      =========      =========


CHANGES IN UNITS:
  Beginning units ..............................     96,341        120,662        123,306        187,863
                                                    -------        -------      ---------      ---------
  Units purchased ..............................        235          8,865             40          3,191
  Units redeemed ...............................     (6,030)       (17,555)       (11,916)       (25,148)
                                                    -------        -------      ---------      ---------
  Ending units .................................     90,546        111,972        111,430        165,906
                                                    =======        =======      =========      =========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                            FidVIPAM                      FidVIPCon
                                                  --------------------------      ------------------------
                                                      2002            2001           2002           2001
                                                  -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    62,715         64,154          3,300          3,160
  Realized gain (loss) on investments .........       (33,184)        (9,738)       (21,109)        14,313
  Change in unrealized gain (loss)
    on investments ............................      (219,553)      (165,383)       (24,535)      (537,608)
  Reinvested capital gains ....................             -         28,973              -        101,985
                                                  -----------      ---------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (190,022)       (81,994)       (42,344)      (418,150)
                                                  -----------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        16,849         38,227         48,985         22,413
  Transfers between funds .....................       155,705        122,113       (142,793)       203,157
  Redemptions .................................       (93,791)       (31,132)      (157,233)      (117,379)
  Annuity benefits ............................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..................................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..................................        (1,315)          (194)        (2,454)        (1,243)
  Adjustments to maintain reserves ............           (31)           (20)           (53)           (29)
                                                  -----------      ---------      ---------      ---------
      Net equity transactions .................        77,417        128,994       (253,548)       106,919
                                                  -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (112,605)        47,000       (295,892)      (311,231)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     2,016,213      1,880,026      3,247,815      3,934,909
                                                  -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD             $ 1,903,608      1,927,026      2,951,923      3,623,678
                                                  ===========      =========      =========      =========


CHANGES IN UNITS:
  Beginning units .............................       137,134        120,914        219,263        229,839
                                                  -----------      ---------      ---------      ---------
  Units purchased .............................         6,962         18,409          3,318         21,199
  Units redeemed ..............................        (1,813)        (9,903)       (20,324)       (14,376)
                                                  -----------      ---------      ---------      ---------
  Ending units ................................       142,283        129,420        202,257        236,662
                                                  ===========      =========      =========      =========


                                                         FidVIPGrOp                      GVITGvtBd
                                                  ------------------------        ----------------------
                                                     2002           2001            2002           2001
                                                  ---------      ---------        -------        -------
INVESTMENT ACTIVITY:
  Net investment income .......................       5,722         (8,001)        13,467          7,166
  Realized gain (loss) on investments .........     (42,932)       (24,641)         5,372          7,107
  Change in unrealized gain (loss)
    on investments ............................    (233,440)      (231,917)         9,978         (6,807)
  Reinvested capital gains ....................           -              -            841              -
                                                  ---------      ---------        -------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................    (270,650)      (264,559)        29,658          7,466
                                                  ---------      ---------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       1,300            500         14,229              -
  Transfers between funds .....................      20,436        (62,845)       108,979       (441,235)
  Redemptions .................................     (88,596)       (68,405)      (129,086)        (9,124)
  Annuity benefits ............................           -              -              -              -
  Annual contract maintenance charges
    (note 2) ..................................           -              -              -              -
  Contingent deferred sales charges
    (note 2) ..................................      (1,526)          (611)          (128)            (9)
  Adjustments to maintain reserves ............        (296)           (46)            12              4
                                                  ---------      ---------        -------        -------
      Net equity transactions .................     (68,682)      (131,407)        (5,994)      (450,364)
                                                  ---------      ---------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........    (339,332)      (395,966)        23,664       (442,898)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   1,986,905      2,771,605        836,574        811,298
                                                  ---------      ---------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD             1,647,573      2,375,639        860,238        368,400
                                                  =========      =========        =======        =======


CHANGES IN UNITS:
  Beginning units .............................     186,902        219,974         61,795         63,371
                                                  ---------      ---------        -------        -------
  Units purchased .............................       2,288          3,476          7,965         18,859
  Units redeemed ..............................      (9,327)       (15,331)        (8,345)       (53,939)
                                                  ---------      ---------        -------        -------
  Ending units ................................     179,863        208,119         61,415         28,291
                                                  =========      =========        =======        =======

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)
                                                              GVITMyMkt
                                                    ---------------------------
                                                        2002            2001
                                                    -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (13,546)        179,585
  Realized gain (loss) on investments ..........              -               -
  Change in unrealized gain (loss)
    on investments .............................              -               -
  Reinvested capital gains .....................              -               -
                                                    -----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................        (13,546)        179,585
                                                    -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................      1,039,994       1,620,713
  Transfers between funds ......................      1,329,995       7,258,194
  Redemptions ..................................     (5,483,995)     (2,134,068)
  Annuity benefits .............................              -               -
  Annual contract maintenance charges
    (note 2) ...................................              -               -
  Contingent deferred sales charges
    (note 2) ...................................        (64,018)        (73,985)
  Adjustments to maintain reserves .............            (20)          1,147
                                                    -----------      ----------
      Net equity transactions ..................     (3,178,044)      6,672,001
                                                    -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (3,191,590)      6,851,586
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     19,939,090       8,268,158
                                                    -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD               $16,747,500      15,119,744
                                                    ===========      ==========


CHANGES IN UNITS:
  Beginning units ..............................      1,627,401         689,311
                                                    -----------      ----------
  Units purchased ..............................        197,460         909,901
  Units redeemed ...............................       (456,909)       (358,525)
                                                    -----------      ----------
  Ending units .................................      1,367,952       1,240,687
                                                    ===========      ==========

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

          On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

          On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

          On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Funds of the Evergreen Variable Trust (Evergreen VT);
                Evergreen VT - Evergreen VA Blue Chip Fund (EvBlCh)
                Evergreen VT - Evergreen VA Capital Growth Fund (EvCapG) Evergreen VT - Evergreen VA Equity Index Fund (EvEqIx) Evergreen VT - Evergreen VA Foundation Fund (EvFound)
                Evergreen VT - Evergreen VA Fund (EvFund)
                Evergreen VT - Evergreen VA Global Leaders Fund (EvGloLead) Evergreen VT - Evergreen VA Growth and Income Fund (EvGrInc) Evergreen VT - Evergreen VA International Growth Fund (EvIntGr) Evergreen VT - Evergreen VA Masters Fund (EvMasters)
                Evergreen VT - Evergreen VA Omega Fund (EvOmega)
                  (formerly Evergreen - VA Aggressive Growth Fund)
                Evergreen VT - Evergreen VA Small Cap Value Fund (EvSmCapV) Evergreen VT - Evergreen VA Special Equity Fund (EvSpEq) Evergreen VT - Evergreen VA Strategic Income Fund (EvStratInc)
              Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity VIP);
                Fidelity(R) VIP - High Income Portfolio: Initial Class
                  (FidVIPHI)
                Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund II (Fidelity VIP-II);
                Fidelity(R) VIP-II - Asset Manager Portfolio: Initial
                  Class (FidVIPAM)
                Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
                  (FidVIPCon)
              Portfolio of the Fidelity(R) Variable Insurance Products Fund III
                  (Fidelity VIP-III);
                Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial
                  Class (FidVIPGrOp)
              Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                  Account Trust);
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

          At June 30, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at ~June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total returns for each of the five years in the six-month period ended June 30, 2002.


                                                   CONTRACT                                                    INVESTMENT
                                                   EXPENSE                   UNIT          CONTRACT         INCOME      TOTAL
                                                    RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY      RATIO**    RETURN***
                                                   --------   -------    ------------  ----------------   -----------  ---------
Evergreen VT - Evergreen VA Blue Chip Fund
      2002..........................               1.40%      794,857    $  6.538995    $   5,197,566         0.00%     -12.04%
      2001..........................               1.40%      532,186       7.934886        4,222,836         0.00%     -12.24%

Evergreen VT - Evergreen VA Capital Growth Fund
      2002..........................               1.40%    1,342,787       8.251032       11,079,379         0.41%     -11.58%
      2001..........................               1.40%      619,801       9.967352        6,177,776         0.53%      -8.33%

Evergreen VT - Evergreen VA Equity Index Fund
      2002..........................               1.40%    2,086,814       7.626096       15,914,244         0.00%     -13.87%
      2001..........................               1.40%    1,984,747       9.451061       18,757,967         0.00%      -7.35%
      2000..........................               1.40%    1,257,140      11.252712       14,146,235         0.00%      -1.13%

Evergreen VT - Evergreen VA Foundation Fund
      2002..........................               1.40%    7,201,233      13.340392       96,067,271         0.01%      -7.61%
      2001..........................               1.40%    8,430,581      14.697178      123,905,693         0.01%      -8.24%
      2000..........................               1.40%    7,829,734      16.798233      131,525,696         0.00%      -1.68%
      1999..........................               1.40%    5,709,126      16.368638       93,450,617         0.00%       4.51%
      1998..........................               1.40%    3,462,339      15.247284       52,791,266         0.00%       6.20%

Evergreen VT - Evergreen VA Fund
      2002..........................               1.40%    2,171,146      11.784393       25,585,638         0.62%     -14.23%
      2001..........................               1.40%    2,603,298      14.693808       38,251,800         0.00%     -13.38%
      2000..........................               1.40%    2,819,775      18.880125       53,237,705         0.00%      -3.41%
      1999..........................               1.40%    2,508,629      18.136099       45,496,743         0.18%      12.56%
      1998..........................               1.40%    1,813,768      16.607465       30,122,088         0.00%       8.17%

Evergreen VT - Evergreen VA Global Leaders Fund
      2002..........................               1.40%    1,918,884      11.165702       21,425,687         0.00%      -6.29%
      2001..........................               1.40%    2,156,795      12.475657       26,907,439         0.00%     -10.63%
      2000..........................               1.40%    1,849,458      14.551993       26,913,300         0.01%      -6.15%
      1999..........................               1.40%      936,538      13.564543       12,703,710         0.02%       7.58%
      1998..........................               1.40%      447,271      12.152751        5,435,573         0.00%      13.02%

Evergreen VT - Evergreen VA Growth and Income Fund
      2002..........................               1.40%    3,289,503      15.037383       49,465,516         0.02%      -6.34%
      2001..........................               1.40%    3,820,440      17.295411       66,075,852         0.00%      -6.71%
      2000..........................               1.40%    4,070,290      18.338383       74,642,537         0.00%      -2.76%
      1999..........................               1.40%    3,638,774      17.677539       64,324,569         0.00%       9.59%
      1998..........................               1.40%    2,839,375      16.682021       47,366,514         0.00%       6.84%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                   CONTRACT                                              INVESTMENT
                                                   EXPENSE                  UNIT          CONTRACT         INCOME      TOTAL
                                                    RATE*      UNITS     FAIR VALUE    OWNERS' EQUITY      RATIO**    RETURN***
                                                   --------   -------   ------------  ----------------   -----------  ---------
Evergreen VT - Evergreen VA International Growth Fund
      2002..........................               1.40%      580,774     10.099158        5,865,328         0.00%       5.04%
      2001..........................               1.40%      613,840     10.304719        6,325,444         0.22%     -13.54%
      2000..........................               1.40%      435,447     12.346051        5,376,051         0.00%      -3.02%
      1999..........................               1.40%      129,111      9.582023        1,237,144         0.00%       2.58%
   Initial Funding Deposit
      2002..........................               1.40%      100,000     10.664521        1,066,452         0.00%       6.44%

Evergreen VT - Evergreen VA Masters Fund
      2002..........................               1.40%    2,730,156      8.290702       22,634,910         0.06%     -17.08%
      2001..........................               1.40%    2,995,812     11.184561       33,506,839         0.01%      -7.18%
      2000..........................               1.40%    1,896,565     13.162823       24,964,150         0.00%       4.51%
      1999..........................               1.40%      718,587     10.777889        7,744,851         0.00%       7.78%
                                                                                                                        02/01/99
   Initial Funding Deposit
      2002..........................               1.40%      400,000      8.698500        3,479,400         0.06%     -15.68%

Evergreen VT - Evergreen VA Omega Fund
      2002..........................               1.40%    4,436,444     11.635778       51,621,477         0.00%     -16.42%
      2001..........................               1.40%    4,785,057     15.282028       73,125,380         0.00%      -7.78%
      2000..........................               1.40%    2,988,355     21.995622       65,730,727         0.00%      14.57%
      1999..........................               1.40%      417,699     14.816275        6,188,743         0.00%      12.04%
      1998..........................               1.40%      151,491     12.052518        1,825,848         0.00%       9.86%
   Initial Funding Deposit
      2002..........................               1.40%      100,000     12.542594        1,254,259         0.00%     -15.02%

Evergreen VT - Evergreen VA Small Cap Value Fund
      2002..........................               1.40%    1,245,849     15.642807       19,488,575         0.00%       6.13%
      2001..........................               1.40%      774,322     14.136745       10,946,390         0.03%      11.69%
      2000..........................               1.40%      527,524     11.236397        5,927,469         0.00%       5.67%
      1999..........................               1.40%      256,965     10.573625        2,717,051         0.00%       9.88%
      1998..........................               1.40%       39,934      9.787265          390,845         0.00%      -2.13%
                                                                                                                        05/01/98
   Initial Funding Deposit
      2002..........................               1.40%      100,000     16.587522        1,658,752         0.00%       7.53%

Evergreen VT - Evergreen VA Special Equity Fund
      2002..........................               1.40%      292,914      6.979202        2,044,306         0.00%     -13.52%
      2001..........................               1.40%      167,284      8.245399        1,379,323         0.00%      -7.44%

Evergreen VT - Evergreen VA Strategic Income Fund
      2002..........................               1.40%    1,795,062     11.857908       21,285,680         0.07%       6.19%
      2001..........................               1.40%    1,527,507     10.706711       16,354,576         0.00%       0.40%
      2000..........................               1.40%    1,638,663     10.545130       17,279,915         5.98%      -3.16%
      1999..........................               1.40%    1,370,297     10.697284       14,658,457         0.00%      -1.56%
      1998..........................               1.40%      582,820     10.738537        6,258,635         0.00%       3.20%


                                                   CONTRACT                                               INVESTMENT
                                                   EXPENSE                   UNIT          CONTRACT         INCOME      TOTAL
                                                    RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY      RATIO**    RETURN***
                                                   --------   -------    ------------  ----------------   -----------  ---------
Fidelity(R) VIP - High Income Portfolio: Initial Class
      2002..........................               1.40%       90,546       7.972867          721,911        12.35%      -5.07%
      2001..........................               1.40%      111,972       8.894061          995,868        12.17%      -7.84%
      2000..........................               1.40%      154,444      11.928247        1,842,246         6.76%      -5.51%
      1999..........................               1.40%      175,133      12.691466        2,222,694         8.95%       7.21%
      1998..........................               1.40%      191,108      13.059633        2,495,800         7.30%       4.07%

Fidelity(R) VIP - Overseas Portfolio: Initial Class
      2002..........................               1.40%      111,430      11.248094        1,253,375         0.85%      -3.16%
      2001..........................               1.40%      165,906      13.140381        2,179,964         5.07%     -12.08%
      2000..........................               1.40%      190,771      17.662807        3,369,552         1.41%      -5.73%
      1999..........................               1.40%      200,939      14.303680        2,874,167         1.54%       7.36%
      1998..........................               1.40%      222,625      13.799537        3,072,122         1.80%      15.15%

Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
      2002..........................               1.40%      142,283      13.379025        1,903,608         4.36%      -9.00%
      2001..........................               1.40%      129,420      14.889673        1,927,026         4.11%      -4.24%
      2000..........................               1.40%      124,642      16.186296        2,017,492         3.35%      -1.38%
      1999..........................               1.40%      142,699      15.662258        2,234,988         3.25%       4.53%
      1998..........................               1.40%      149,590      14.334463        2,144,293         3.02%       8.52%

Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
      2002..........................               1.40%      202,257      14.594909        2,951,923         0.92%      -1.47%
      2001..........................               1.40%      236,662      15.311591        3,623,678         0.78%     -10.57%
      2000..........................               1.40%      214,147      18.221280        3,902,032         0.34%      -2.00%
      1999..........................               1.40%      172,339      16.766890        2,889,589         0.41%      10.48%
      1998..........................               1.40%      131,614      13.727407        1,806,719         0.62%      15.92%

Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
      2002..........................               1.40%      179,863       9.160154        1,647,573         1.13%     -13.83%
      2001..........................               1.40%      208,119      11.414791        2,375,639         0.38%      -9.40%
      2000..........................               1.40%      212,999      14.741177        3,139,856         1.23%      -4.32%
      1999..........................               1.40%      244,913      15.845697        3,880,818         0.92%       5.74%
      1998..........................               1.40%      183,360      13.483086        2,472,259         0.96%      10.55%

Gartmore GVIT Government Bond Fund - Class I
      2002..........................               1.40%       61,415      14.006977          860,238         1.37%       3.46%
      2001..........................               1.40%       28,292      13.021673          368,409         2.24%       1.71%
      2000..........................               1.40%       93,774      11.917828        1,117,583         3.00%       3.30%
      1999..........................               1.40%      109,428      11.639261        1,273,661         2.60%      -2.86%
      1998..........................               1.40%       25,963      11.522709          299,164         2.85%       3.27%

Gartmore GVIT Money Market Fund - Class I
      2002..........................               1.40%    1,367,952      12.242754       16,747,500         0.60%      -0.08%
      2001..........................               1.40%    1,240,688      12.186587       15,119,752         2.20%       1.60%
      2000..........................               1.40%      634,618      11.713724        7,433,740         2.70%       2.10%
      1999..........................               1.40%      616,224      11.273514        6,947,010         2.24%       1.58%
      1998..........................               1.40%      243,588      10.895605        2,654,039         3.19%       1.91%
                                                                                          -----------


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                CONTRACT
                                                                             OWNERS' EQUITY
                                                                             --------------

     2002 Contract owners' equity....................................      $   381,220,568
                                                                            ==============
     2001 Contract owners' equity....................................      $   461,331,117
                                                                            ==============
     2000 Contract owners' equity....................................      $   452,668,214
                                                                            ==============
     1999 Contract owners' equity....................................      $   286,732,523
                                                                            ==============
     1998 Contract owners' equity....................................      $   168,692,079
                                                                            ==============



* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ~six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]


NATIONWIDE LIFE INSURANCE COMPANY                                                          Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                            U.S. Postage
                                                                                             PAID
                                                                                        Columbus, Ohio
                                                                                        Permit No. 521







Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company